Parent Company Only Financial Statements - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME-Interest income	$ 22,702	$ 18,107	$ 79,605	$ 68,459	$ 61,581
Total noninterest expense	13,756	10,597	52,433	39,965	35,742
INCOME BEFORE INCOME TAXES	7,340	5,463	23,107	19,516	12,915
BENEFIT FOR INCOME TAXESBENEFIT FOR INCOME TAXES	(2,691)	(1,975)	(8,365)	(6,906)	(4,380)
NET INCOME	$ 4,649	$ 3,488	14,742	12,610	8,535
Green Bancorp, Inc.
INCOME-Interest income			26	23	27
Total income			26	23	27
EXPENSE-General and administrative			1,894	1,012	851
Total noninterest expense			1,894	1,012	851
LOSS BEFORE EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY AND INCOME TAXES			(1,868)	(989)	(824)
EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY, Net of tax			(15,957)	(13,253)	(9,079)
INCOME BEFORE INCOME TAXES			14,089	12,264	8,255
BENEFIT FOR INCOME TAXESBENEFIT FOR INCOME TAXES			654	346	280
NET INCOME			$ 14,743	$ 12,610	$ 8,535